RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Related Party Transaction, Purchases from Related Party	$ 72,774	$ 3,064,587	$ 5,462,744
Building [Member]
Related Party Transaction, Purchases from Related Party	0	3,608,675	0
Shenhua Information [Member] | Building [Member]
Related Party Transaction, Purchases from Related Party	$ 0	$ 3,608,675	$ 0